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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza, 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marianne Laiosa
         -------------------------------
Title:   CFO, CCO
         -------------------------------
Phone:   617-956-3890
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Marianne Laiosa              Boston, MA         11/11/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total: 91,633
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
COLUMN 1                           COLUMN 2         COLUMN 3  COLUMN 4    COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
                                                                  VALUE  SHS OR SH / PUT / INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS     CUSIP  (X$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS  SOLE SHARED   NONE
AVX CORP NEW COM STK                            COM   2444107    47,465     566  SH              SOLE            566      0      0
ABAXIS INC COM STK                              COM   2567105   109,000   2,916  SH              SOLE          2,916      0      0
AGILENT TECHNOLOGIES INC COM STK                COM 00846U101    30,000     835  SH              SOLE            835      0      0
ALEXION PHARMACEUTICALS INC COM
 STK                                            COM  15351109  41000.00   1,826  SH              SOLE          1,826      0      0
AMYLIN PHARMACEUTICALS INC COM STK              COM  32346108    85,600   1,172  SH              SOLE          1,172      0      0
APPLE INC COM STK                               COM  37833100    10,000   1,854  SH              SOLE          1,854      0      0
ASHLAND INC COM STK                             COM  4.42E+07    22,000     951  SH              SOLE            951      0      0
BECKMAN COULTER INC COM STK                     COM  75811109    26,700   1,841  SH              SOLE          1,841      0      0
BROADCOM CORP CL A COM STK                     CL A 111320107    20,000     614  SH              SOLE            614      0      0
CAVIUM NETWORKS INC COM                         COM 14965A101    25,300     543  SH              SOLE            543      0      0
CERUS CORP COM STK                              COM 157085101   578,621   1,267  SH              SOLE          1,267      0      0
CHICOS FAS INC COM STK                          COM 168615102   169,000   2,197  SH              SOLE          2,197      0      0
CITI TRENDS INC COM STK                         COM 17306X102    52,000   1,480  SH              SOLE          1,480      0      0
CITRIX SYS INC COM STK                          COM 177376100    33,000   1,295  SH              SOLE          1,295      0      0
COLDWATER CREEK INC COM STK                     COM 193068103   220,000   1,804  SH              SOLE          1,804      0      0
CREE INC COM STK                                COM 225447101    75,500   2,775  SH              SOLE          2,775      0      0
CURIS INC COM STK                               COM 231269101 1,102,306   2,579  SH              SOLE          2,579      0      0
DENDREON CORP COM STK                           COM 24823Q107    74,000   2,071  SH              SOLE          2,071      0      0
DYAX CORP COM STK                               COM 2.67E+107   100,000     359  SH              SOLE            359      0      0
F5 NETWORKS INC COM STK                         COM 315616102    43,000   1,704  SH              SOLE          1,704      0      0
GAP INC COM STK                                 COM 364760108    60,000   1,284  SH              SOLE          1,284      0      0
GUESS INC COM STK                               COM 401617105    38,000   1,408  SH              SOLE          1,408      0      0
INFORMATICA CORP COM STK                        COM 45666Q102    80,000   1,806  SH              SOLE          1,806      0      0
INTEGRATED DEVICE TECHNOLOGY INC                COM 458118106   370,000   2,501  SH              SOLE          2,501      0      0
INTERNATIONAL FLAVORS & FRAGRA COM
 STK                                            COM 459506101    30,000   1,138  SH              SOLE          1,138      0      0
INVERNESS MED INNOVATIONS INC COM
 STK                                            COM 46126P106    58,000   2,246  SH              SOLE          2,246      0      0
JAVELIN PHARMA                                  COM 471894105   300,000     585  SH              SOLE            585      0      0
KOHLS CORP COM STK                              COM 500255104    39,000   2,225  SH              SOLE          2,225      0      0
LINCOLN EDUCATIONAL SERVICES C COM
 STK                                            COM 533535100     1,000      23  SH              SOLE             23      0      0
NOKIA CORP ADR                        SPONSORED ADR 654902204   180,000   2,632  SH              SOLE          2,632      0      0
NOVELL INC COM STK                              COM 670006105    75,000     338  SH              SOLE            338      0      0
OMNIVISION TECHNOLOGIES INC COM
 STK                                            COM 682128103   159,200   2,592  SH              SOLE          2,592      0      0
PMC-SIERRA INC COM STK                          COM 69344F106   228,857   2,188  SH              SOLE          2,188      0      0
ULTRASHORT SEMICONDUCTORS PR       PSHS SEMICONDUCT 74347R545   110,000   2,525  SH              SOLE          2,525      0      0
ULTRASHORT RUSSELL2000 PROSHARE    PSHS ULSHRUS2000 74347R834   150,000   4,304  SH              SOLE          4,304      0      0
ULTRASHORT QQQ PROSHARES           PSHS ULTSHRT QQQ 74347R875   175,000   4,030  SH              SOLE          4,030      0      0
PROSHARES TR ULTRASHTSP500         PSHS ULSHT SP500 74347R883   200,000   8,078  SH              SOLE          8,078      0      0
ROSS STORES COM                                 COM 778296103    35,000   1,672  SH              SOLE          1,672      0      0
SANDISK CORP COM STK                            COM 80004C101    56,500   1,226  SH              SOLE          1,226      0      0
SILICON LABORATORIES INC COM STK                COM 826919102    37,900   1,757  SH              SOLE          1,757      0      0
SKECHERS U S A INC CL A COM STK                CL A 830566105   184,400   3,161  SH              SOLE          3,161      0      0
STAGE STORES INC COM STK                    COM NEW 85254C305    68,000     881  SH              SOLE            881      0      0
TRIQUINT SEMICONDUCTOR INC COM STK              COM 89674K103   237,300   1,832  SH              SOLE          1,832      0      0
UAL CORP COM STK                            COM NEW 902549807   353,299   3,257  SH              SOLE          3,257      0      0
VALEANT PHARMACEUTICALS INTL COM                COM 91911X104    92,500   2,596  SH              SOLE          2,596      0      0
VALSPAR CORP COM STK                            COM 920355104    32,000     880  SH              SOLE            880      0      0
WESTERN DIGITAL CORP COM STK                    COM 958102105    29,500   1,078  SH              SOLE          1,078      0      0
PUT - UA 100@22 1/2 EXP 10/17/2009             CL A 904311107    60,000   1,670  SH  PUT         SOLE          1,670      0      0
PUT - BIU 100 @ 10 EXP 10/17/2009               COM 09058V103   130,000   1,071  SH  PUT         SOLE          1,071      0      0
BIOSANTE PHARMACE WRNT TO PRCHSE
 COM                                            COM  90994971    30,000       -  SH              SOLE              -      0      0
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